Short Term And Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of Debt

(in thousands of $)	June 30,	December 31,
	2020	2019
U.S. dollar denominated floating rate debt
$250 Million Term Loan Facility	239,063	245,313
$50 million term loan under $100 Million Facility	48,026	49,342
Flex Rainbow Sale and Leaseback	143,719	147,657
Total U.S. dollar floating rate debt	430,808	442,312

U.S. dollar denominated fixed rate debt
Hyundai Glovis Sale and Charterback	289,549	294,263
Total U.S. dollar denominated fixed rate debt	289,549	294,263

U.S. dollar denominated revolving credit facilities
$50 million revolving tranche under $100 Million Facility	48,026	49,342
Total U.S. dollar denominated revolving credit facilities	48,026	49,342

Total debt	768,383	785,917

Less
Current portion of debt	37,533	36,259
Long-term portion of debt issuance costs	4,598	5,375
Long-term debt	726,252	744,283